Offerings - Offering: 1	Mar. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	1,553,704
Maximum Aggregate Offering Price	$ 74,886,155.19
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,341.78
Rule 457(f)	true
Amount of Securities Received | shares	2,372,067
Value of Securities Received, Per Share	31.57
Value of Securities Received	$ 74,886,155.19
Fee Note MAOP	$ 74,886,155.19
Offering Note	Represents the estimated maximum number of shares of common stock of Stock Yards Bancorp, Inc. ("Stock Yards Bancorp"), no par value per share ("Stock Yards Bancorp Common Stock"), to be issued to holders of common stock of Field & Main Bancorp, Inc. ("Field & Main Bancorp"), par value $10.00 per share ("Field & Main Bancorp Common Stock"), in connection with the consummation of: (i) the merger of River Holdings, Inc., a Kentucky corporation and direct, wholly owned subsidiary of Stock Yards Bancorp ("Merger Sub"), with and into Field & Main Bancorp (the "First-Step Merger"), with Field & Main Bancorp surviving as a wholly owned subsidiary of Stock Yards Bancorp; (ii) immediately following the First-Step Merger, and as part of the same overall transaction, the merger of Field & Main Bancorp (as the surviving corporation of the First-Step Merger) with and into Stock Yards Bancorp (the "Upstream Merger" and, together with the First-Step Merger, the "Merger"); and (iii) immediately following the Upstream Merger (or at such other time as Stock Yards Bancorp may determine), the merger of Field & Main Bank, Inc. with and into Stock Yards Bank & Trust, as described in Stock Yards Bancorp's registration statement on Form S 4 (the "Registration Statement"). The number of shares of Stock Yards Bancorp Common Stock being registered is based upon (i) 2,372,067 shares of Field & Main Bancorp Common Stock issued and outstanding as of March 5, 2026 (including 55,420 issued but unvested Field & Main Bancorp restricted stock awards), representing the maximum number of shares expected to be cancelled and exchanged in the Merger, multiplied by (ii) the exchange ratio of 0.6550 set forth in the merger agreement described in the Registration Statement, resulting in an estimated maximum of 1,553,704 shares of Stock Yards Bancorp Common Stock (after rounding). Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated in accordance with Rule 457(f)(2) promulgated thereunder. The maximum aggregate offering price ($74,886,155.19) is (x) the sum of the book value of shares of Field & Main Bancorp common stock as of December 31, 2026 ($31.57 per share), multiplied by (y) the estimated maximum number of shares of Field & Main Bancorp common stock that may be exchanged or converted in the merger for the securities being registered (2,372,067).